Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Long-term Debt
Schedule of long-term debt

Long-term debt is as follows:

	March 31,	December 31,
	2014	2013
	(in thousands)
Senior unsecured credit facility	$450,000	$300,000
$550 million 4.375% senior notes due November 2018	550,000	550,000
$1,000 million 4.875% senior notes due November 2020	1,000,000	1,000,000
$500 million 5.375% senior notes due November 2023	500,000	500,000
	$2,500,000	$2,350,000

Long-term debt is as follows:

December 31,	2013
(in thousands)
Senior unsecured credit facility	$300,000
$550 million 4.375% senior notes due November 2018	550,000
$1,000 million 4.875% senior notes due November 2020	1,000,000
$500 million 5.375% senior notes due November 2023	500,000

$2,350,000

Schedule of future minimum repayments of long-term debt

The following is a schedule of future minimum repayments of long-term debt as of March 31, 2014 (in thousands):

2014	$—
2015	—
2016	—
2017	—
2018	1,000,000
Thereafter	1,500,000
Total minimum payments	$2,500,000

The following is a schedule of future minimum repayments of long-term debt as of December 31, 2013 (in thousands):

2014	$—
2015	—
2016	—
2017	—
2018	850,000
Thereafter	1,500,000

Total minimum payments	$2,350,000